NATIONWIDE

VARIABLE

ACCOUNT-11

Annual Report

to

Contract Owners

December 31, 2008

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

NATIONWIDE VARIABLE ACCOUNT-11

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2008

Assets:
Investments at fair value:
Federated IS - American Leaders Fund II - Primary Class (FALF)
300,994 shares (cost $4,840,732 )	$2,450,091
Federated IS - Capital Appreciation Fund II - Primary Class (FVCA2P)
447,331 shares (cost $2,480,203 )	2,281,389
Federated IS - Capital Income Fund II Class (FVU2)
46,660 shares (cost $433,230 )	338,288
Federated IS - Equity Income Fund II Class (FVEI2)
214,892 shares (cost $2,836,259 )	2,340,171
Federated IS - Fund for US Government Securities II Class (FVUS2)
48,365 shares (cost $543,979 )	553,781
Federated IS - High Income Bond Fund II - Primary Class (FHIB)
180,611 shares (cost $1,330,937 )	908,474
Federated IS - International Equity Fund II Class (FVIE2)
31,305 shares (cost $535,685 )	316,177
Federated IS - Kaufmann Fund II - Primary Class (FVK2)
208,028 shares (cost $2,726,457 )	2,038,679
Federated IS - Mid Cap Growth Strategies Fund II Class (FVGS2)
13,260 shares (cost $323,575 )	168,937
Federated IS - Prime Money Fund II Class (FVMM2)
1,500,974 shares (cost $1,500,974 )	1,500,974
Federated IS - Quality Bond Fund II - Primary Class (FQB)
103,314 shares (cost $1,141,855 )	1,033,142

Total Investments	13,930,103

Total Assets	13,930,103

Accounts Payable	178

$13,929,925

Contract Owners’ Equity:
Accumulation units	13,929,925

Total Contract Owners’ Equity (note 5)	$13,929,925

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-11

STATEMENTS OF OPERATIONS

Year Ended December 31, 2008

Investment Activity:	Total	FALF	FVCA2P	FVU2	FVEI2	FVUS2	FHIB	FVIE2	FVK2	FVGS2	FVMM2	FQB

Reinvested dividends	$517,932	68,681	11,922	23,312	131,725	27,148	150,656	3,791	$10,514	-	34,884	55,299
Mortality and expense risk charges (note 2)	(214,153)	(39,445)	(35,391)	(4,650)	(36,621)	(6,763)	(16,925)	(6,180)	(35,787)	(3,352)	(15,785)	(13,254)

Net investment income (loss)	303,779	29,236	(23,469)	18,662	95,104	20,385	133,731	(2,389)	(25,273)	(3,352)	19,099	42,045

Proceeds from mutual fund shares sold	5,124,863	800,058	782,409	169,955	643,108	180,324	594,068	281,641	781,719	48,278	589,363	253,940
Cost of mutual fund shares sold	(5,300,118)	(1,281,442)	(591,129)	(166,938)	(537,518)	(187,709)	(739,109)	(269,780)	(616,845)	(45,298)	(589,363)	(274,987)

Realized gain (loss) on investments	(175,255)	(481,384)	191,280	3,017	105,590	(7,385)	(145,041)	11,861	164,874	2,980	-	(21,047)
Change in unrealized gain (loss) on investments	(8,089,463)	(2,063,315)	(1,315,497)	(118,773)	(1,386,256)	2,468	(382,620)	(313,172)	(2,180,255)	(217,240)	-	(114,803)

Net gain (loss) on investments	(8,264,718)	(2,544,699)	(1,124,217)	(115,756)	(1,280,666)	(4,917)	(527,661)	(301,311)	(2,015,381)	(214,260)	-	(135,850)

Reinvested capital gains	1,581,826	1,062,760	72,727	-	-	-	-	-	369,815	76,524	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(6,379,113)	(1,452,703)	(1,074,959)	(97,094)	(1,185,562)	15,468	(393,930)	(303,700)	$(1,670,839)	(141,088)	19,099	(93,805)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-11

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2008 and 2007

	Total		FALF		FVCA2P		FVU2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$303,779	314,255	29,236	25,908	(23,469)	(11,059)	18,662	21,580
Realized gain (loss) on investments	(175,255)	1,450,871	(481,384)	246,069	191,280	308,476	3,017	24,440
Change in unrealized gain (loss) on investments	(8,089,463)	(1,731,813)	(2,063,315)	(1,495,636)	(1,315,497)	64,210	(118,773)	(28,273)
Reinvested capital gains	1,581,826	900,113	1,062,760	651,025	72,727	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(6,379,113)	933,426	(1,452,703)	(572,634)	(1,074,959)	361,627	(97,094)	17,747

Equity transactions:
Purchase payments received from contract owners (notes 2 and 3)	199,364	209,555	47,450	35,802	29,445	27,360	5,633	41,122
Transfers between funds	-	-	(200,503)	(407,024)	(145,258)	14,478	(2,373)	128,755
Redemptions (note 3)	(3,687,699)	(3,974,373)	(554,419)	(815,638)	(573,321)	(635,665)	(138,166)	(183,072)
Annuity benefits	-	(4,032)	-	(910)	-	(652)	-	(99)
Contract maintenance charges (note 2)	(3,650)	-	(709)	-	(641)	-	(105)	-
Contingent deferred sales charges (note 2)	(24,927)	(15,674)	(3,099)	(1,512)	(2,963)	(1,748)	(221)	(218)
Adjustments to maintain reserves	(5,467)	(228)	(106)	(59)	5	(59)	(38)	(65)

Net equity transactions	(3,522,379)	(3,784,752)	(711,386)	(1,189,341)	(692,733)	(596,286)	(135,270)	(13,577)

Net change in contract owners’ equity	(9,901,492)	(2,851,326)	(2,164,089)	(1,761,975)	(1,767,692)	(234,659)	(232,364)	4,170
Contract owners’ equity beginning of period	23,831,417	26,682,743	4,614,166	6,376,141	4,049,070	4,283,729	570,643	566,473

Contract owners’ equity end of period	$13,929,925	23,831,417	2,450,077	4,614,166	2,281,378	4,049,070	338,279	570,643

CHANGES IN UNITS:
Beginning units	1,682,502	1,945,518	378,262	466,473	293,135	336,718	42,203	43,084
Units purchased	143,603	179,583	11,515	4,912	10,588	13,667	2,547	17,782
Units redeemed	(423,465)	(442,599)	(82,632)	(93,123)	(67,079)	(57,250)	(12,943)	(18,663)

Ending units	1,402,640	1,682,502	307,145	378,262	236,644	293,135	31,807	42,203

NATIONWIDE VARIABLE ACCOUNT-11

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FVEI2		FVUS2		FHIB		FVIE2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$95,104	77,858	20,385	26,177	133,731	139,805	(2,389)	(7,669)
Realized gain (loss) on investments	105,590	296,382	(7,385)	(15,884)	(145,041)	(5,649)	11,861	89,338
Change in unrealized gain (loss) on investments	(1,386,256)	(329,663)	2,468	20,175	(382,620)	(85,746)	(313,172)	(18,768)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,185,562)	44,577	15,468	30,468	(393,930)	48,410	(303,700)	62,901

Equity transactions:
Purchase payments received from contract owners (notes 2 and 3)	3,050	27,044	4,361	1,238	35,900	6,102	322	272
Transfers between funds	(86,132)	32,279	101,708	62,557	(225,881)	(25,018)	(28,001)	234,559
Redemptions (note 3)	(457,551)	(593,230)	(143,834)	(265,090)	(354,107)	(235,251)	(179,065)	(198,096)
Annuity benefits	-	(613)	-	(116)	-	(394)	-	(83)
Contract maintenance charges (note 2)	(590)	-	(115)	-	(366)	-	(74)	-
Contingent deferred sales charges (note 2)	(2,898)	(1,335)	(161)	(1,828)	(3,074)	(1,222)	(1,848)	(564)
Adjustments to maintain reserves	(456)	(10)	(19)	19	(4,583)	(21)	(99)	13

Net equity transactions	(544,577)	(535,865)	(38,060)	(203,220)	(552,111)	(255,804)	(208,765)	36,101

Net change in contract owners’ equity	(1,730,139)	(491,288)	(22,592)	(172,752)	(946,041)	(207,394)	(512,465)	99,002
Contract owners’ equity beginning of period	4,070,272	4,561,560	576,394	749,146	1,854,483	2,061,877	828,618	729,616

Contract owners’ equity end of period	$2,340,133	4,070,272	553,802	576,394	908,442	1,854,483	316,153	828,618

CHANGES IN UNITS:
Beginning units	270,622	305,737	48,631	66,369	127,871	145,274	52,947	50,409
Units purchased	6,180	18,657	11,546	6,200	4,462	5,704	6,390	21,202
Units redeemed	(50,523)	(53,772)	(14,758)	(23,938)	(46,461)	(23,107)	(21,652)	(18,664)

Ending units	226,279	270,622	45,419	48,631	85,872	127,871	37,685	52,947

NATIONWIDE VARIABLE ACCOUNT-11

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FVK2		FVGS2		FVMM2		FQB

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(25,273)	(48,490)	(3,352)	(4,305)	19,099	51,123	42,045	43,327
Realized gain (loss) on investments	164,874	463,930	2,980	51,194	-	-	(21,047)	(7,425)
Change in unrealized gain (loss) on investments	(2,180,255)	127,318	(217,240)	1,706	-	-	(114,803)	12,864
Reinvested capital gains	369,815	249,088	76,524	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,670,839)	791,846	(141,088)	48,595	19,099	51,123	(93,805)	48,766

Equity transactions:
Purchase payments received from contract owners (notes 2 and 3)	17,731	13,429	5,895	10,162	46,381	28,465	3,196	18,559
Transfers between funds	(144,360)	(167,263)	13,829	(1,408)	593,407	36,470	123,564	91,615
Redemptions (note 3)	(572,661)	(673,975)	(43,446)	(86,689)	(464,363)	(162,230)	(206,766)	(125,437)
Annuity benefits	-	(676)	-	(66)	-	(198)	-	(225)
Contract maintenance charges (note 2)	(591)	-	(50)	-	(203)	-	(206)	-
Contingent deferred sales charges (note 2)	(5,514)	(5,298)	(770)	(318)	(3,089)	(894)	(1,290)	(737)
Adjustments to maintain reserves	(86)	(7)	3	(31)	(60)	24	(28)	(32)

Net equity transactions	(705,481)	(833,790)	(24,539)	(78,350)	172,073	(98,363)	(81,530)	(16,257)

Net change in contract owners’ equity	(2,376,320)	(41,944)	(165,627)	(29,755)	191,172	(47,240)	(175,335)	32,509
Contract owners’ equity beginning of period	4,414,981	4,456,925	334,583	364,338	1,309,756	1,356,996	1,208,451	1,175,942

Contract owners’ equity end of period	$2,038,661	4,414,981	168,956	334,583	1,500,928	1,309,756	1,033,116	1,208,451

CHANGES IN UNITS:
Beginning units	228,361	275,846	18,833	23,826	121,288	130,030	100,349	101,752
Units purchased	5,650	10,570	1,380	3,952	69,430	63,400	13,915	13,537
Units redeemed	(50,627)	(58,055)	(3,176)	(8,945)	(53,137)	(72,142)	(20,477)	(14,940)

Ending units	183,384	228,361	17,037	18,833	137,581	121,288	93,787	100,349

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-11

NOTES TO FINANCIAL STATEMENTS

December 31, 2008 and 2007

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

Nationwide Variable Account-11 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on December 15, 1999 and commenced operations on August 2, 2002. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers Individual Deferred Variable Annuity Contracts through the Account. The contracts are distributed by the Company and marketed exclusively through Federated Investors.

(b) The Contracts

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

Portfolios of the Federated Insurance Series (Federated IS);

Federated IS - American Leaders Fund II - Primary Class (FALF)

Federated IS - Capital Appreciation Fund II - Primary Class (FVCA2P)

Federated IS - Capital Income Fund II Class (FVU2)

Federated IS - Equity Income Fund II Class (FVEI2)

Federated IS - Fund for US Government Securities II Class (FVUS2)

Federated IS - High Income Bond Fund II - Primary Class (FHIB)

Federated IS - International Equity Fund II Class (FVIE2)

Federated IS - International Small Company Fund II Class (FVIS2)*

Federated IS - Kaufmann Fund II - Primary Class (FVK2)

Federated IS - Mid Cap Growth Strategies Fund II Class (FVGS2)

Federated IS - Prime Money Fund II Class (FVMM2)

Federated IS - Quality Bond Fund II - Primary Class (FQB)

Federated IS - Total Return Bond Fund II Class (FVTR2)*

*	At December 31, 2008, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued on the closing net asset value per share at December 31, 2008 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on a first in – first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-11 (NOTES TO FINANCIAL STATEMENTS, Continued)

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standard

In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements (SFAS 157). SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Company adopted SFAS 157 effective January 1, 2008. The adoption of SFAS 157 did not have a material impact on the Account’s financial position or results of operations.

(2) Expenses

For Premium Deferred Variable Annuity contracts, the Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge not to exceed 7% of the purchase payments redeemed. This charge declines 1% per year. After the purchase payment has been held in the contract for 7 years the charge is 0%. This charge is assessed against each contract by redeeming units. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

For the Deferred Variable Annuity contracts, a sales charge of up to 5.5% is deducted from each purchase payment. The sales charge declines based upon the amount of the cumulative qualifying purchase payment, which may include certain deposits made to other qualifying investments in addition to the deposits made to the contract. An additional sales charge of 0.5% is applied against any purchase payments in excess of $1 million that are withdrawn within one year of deposit to the contract. This charge is assessed against each contract by redeeming units. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

The Company may deduct an annual contract maintenance charge of $40, depending on the amount of assets in the contract, which is satisfied by redeeming units. The Company deducts a mortality and expense risk charge assessed through a reduction of unit value. The Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-11 (NOTES TO FINANCIAL STATEMENTS, Continued)

Nationwide Variable Account - 11 Options	Deferred	Premium Deferred
Variable Account Charges - Recurring	0.80%	1.20%
Death Benefit Option
Greater of One-Year or 5% Enhanced	0.15%	0.15%

If death before annuitization, benefit will be greatest of (i) contract value, (ii) lesser of purchase payments less surrenders or 2 times the contract value as of the date death benefit is calculated, (iii) highest contract value before 86th birthday less surrenders or (iv) the 5% interest anniversary value.

Beneficiary Protection Option	0.40%	0.40%
Upon annuitant death, in addition to any death benefit payable, an additional amount will be credited to the contract.

Maximum Variable Account Charges*	1.35%	1.75%
* When maximum	options are elected.

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2008.

	Total	FALF	FVCA2P	FVU2	FVEI2	FVUS2	FHIB	FVIE2

0.80%	$46,251	9,454	9,871	1,021	9,044	447	2,256	1,191
0.95%	7,010	1,160	983	611	1,008	455	420	497
1.20%	93,972	17,784	15,034	1,240	14,124	3,275	8,000	2,240
1.35%	56,871	9,795	7,724	1,437	11,553	2,148	5,199	1,863
1.75%	10,049	1,252	1,779	341	892	438	1,050	389

Totals	$214,153	39,445	35,391	4,650	36,621	6,763	16,925	6,180

	FVK2	FVGS2	FVMM2	FQB

0.80%	$8,494	239	3,090	1,144
0.95%	1,076	185	100	515
1.20%	15,855	816	7,847	7,757
1.35%	7,571	1,833	4,235	3,513
1.75%	2,791	279	513	325

Totals	$35,787	3,352	15,785	13,254

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company. Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2008 and 2007, total transfers to the Account from the fixed account were $140,686 and $179,306, respectively, and total transfers from the Account to the fixed account were $218,262 and $187,393, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-11 (NOTES TO FINANCIAL STATEMENTS, Continued)

(4) Fair Value Measurement

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with SFAS 157, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•

Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2008:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	0	$13,930,103	0	$13,930,103

Accounts Payable of $178 are measured at settlement value which approximates the fair value due to the short-term nature of such liabilities.

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under SFAS 157.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-11 (NOTES TO FINANCIAL STATEMENTS, Continued)

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2008. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented.

	Contract Expense Rate*		Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Federated IS - American Leaders Fund II - Primary Class (FALF)
2008	0.80% to	1.75%	307,145	$8.14 to	7.64	$2,450,077	1.90%	-34.32% to	-34.95%
2007	0.80% to	1.75%	378,262	12.40 to	11.75	4,614,166	1.59%	-10.39% to	-11.25%
2006	0.80% to	1.75%	466,473	13.84 to	13.24	6,376,141	1.52%	15.88% to	14.77%
2005	0.80% to	1.75%	554,363	11.94 to	11.54	6,562,446	1.48%	4.18% to	3.19%
2004	0.80% to	1.75%	574,522	11.46 to	11.18	6,545,002	1.37%	8.90% to	7.86%
Federated IS - Capital Appreciation Fund II - Primary Class (FVCA2P)
2008	0.80% to	1.75%	236,644	9.83 to	9.23	2,281,378	0.36%	-29.93% to	-30.60%
2007	0.80% to	1.75%	293,135	14.03 to	13.29	4,049,070	0.82%	9.00% to	7.95%
2006	0.80% to	1.75%	336,718	12.87 to	12.32	4,283,729	0.78%	15.29% to	14.19%
2005	0.80% to	1.75%	387,188	11.16 to	10.79	4,285,184	1.02%	1.10% to	0.14%
2004	0.80% to	1.75%	419,739	11.04 to	10.77	4,606,561	0.55%	6.54% to	5.52%
Federated IS - Capital Income Fund II Class (FVU2)
2008	0.80% to	1.75%	31,807	10.85 to	10.18	338,279	5.43%	-21.02% to	-21.77%
2007	0.80% to	1.75%	42,203	13.74 to	13.02	570,643	4.96%	3.20% to	2.21%
2006	0.80% to	1.75%	43,084	13.31 to	12.74	566,473	5.70%	14.72% to	13.62%
2005	0.80% to	1.75%	57,312	11.60 to	11.21	660,345	4.28%	5.44% to	4.43%
2004	0.80% to	1.75%	43,589	11.00 to	10.73	477,355	4.07%	9.04% to	8.00%
Federated IS - Equity Income Fund II Class (FVEI2)
2008	0.80% to	1.75%	226,279	10.56 to	9.91	2,340,133	3.95%	-31.01% to	-31.67%
2007	0.80% to	1.75%	270,622	15.30 to	14.50	4,070,272	2.93%	1.23% to	0.26%
2006	0.80% to	1.75%	305,737	15.11 to	14.46	4,561,560	2.19%	22.15% to	20.99%
2005	0.80% to	1.75%	340,574	12.37 to	11.95	4,174,532	2.20%	2.51% to	1.53%
2004	0.80% to	1.75%	367,233	12.07 to	11.77	4,403,900	1.82%	11.94% to	10.87%
Federated IS - Fund for US Government Securities II Class (FVUS2)
2008	0.80% to	1.75%	45,419	12.54 to	11.77	553,802	4.83%	3.44% to	2.45%
2007	0.80% to	1.75%	48,631	12.12 to	11.49	576,394	5.06%	5.43% to	4.42%
2006	0.80% to	1.75%	66,369	11.50 to	11.00	749,146	4.40%	3.31% to	2.32%
2005	0.80% to	1.75%	79,931	11.13 to	10.75	878,469	4.22%	1.21% to	0.25%
2004	0.80% to	1.75%	72,957	11.00 to	10.73	794,099	4.44%	2.78% to	1.80%
Federated IS - High Income Bond Fund II - Primary Class (FHIB)
2008	0.80% to	1.75%	85,872	10.86 to	10.19	908,442	10.53%	-26.59% to	-27.29%
2007	0.80% to	1.75%	127,871	14.79 to	14.02	1,854,483	8.31%	2.60% to	1.61%
2006	0.80% to	1.75%	145,274	14.42 to	13.80	2,061,877	9.82%	9.92% to	8.87%
2005	0.80% to	1.75%	184,752	13.12 to	12.67	2,395,934	8.09%	1.84% to	0.86%
2004	0.80% to	1.75%	205,696	12.88 to	12.56	2,628,583	6.88%	9.58% to	8.53%
Federated IS - International Equity Fund II Class (FVIE2)
2008	0.80% to	1.75%	37,685	8.58 to	8.05	316,153	0.68%	-46.16% to	-46.67%
2007	0.80% to	1.75%	52,947	15.93 to	15.10	828,618	0.18%	8.67% to	7.62%
2006	0.80% to	1.75%	50,409	14.66 to	14.03	729,616	0.19%	17.94% to	16.82%
2005	0.80% to	1.75%	45,130	12.43 to	12.01	554,825	0.00%	8.21% to	7.17%
2004	0.80% to	1.75%	43,192	11.49 to	11.21	492,371	0.00%	13.15% to	12.07%
Federated IS - Kaufmann Fund II - Primary Class (FVK2)
2008	0.80% to	1.75%	183,384	11.36 to	10.66	2,038,661	0.32%	-42.26% to	-42.81%
2007	0.80% to	1.75%	228,361	19.67 to	18.64	4,414,981	0.00%	20.06% to	18.91%
2006	0.80% to	1.75%	275,846	16.38 to	15.67	4,456,925	0.00%	13.96% to	12.87%
2005	0.80% to	1.75%	306,321	14.37 to	13.89	4,358,696	0.00%	10.36% to	9.30%
2004	0.80% to	1.75%	314,321	13.03 to	12.71	4,064,236	0.00%	13.74% to	12.65%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-11 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Federated IS - Mid Cap Growth Strategies Fund II Class (FVGS2)
2008	0.80% to 1.75%	17,037	$10.21 to 9.59	$168,956	0.00%	-43.95% to -44.49%
2007	0.80% to 1.75%	18,833	18.22 to 17.27	334,583	0.00%	17.07% to 15.94%
2006	0.80% to 1.75%	23,826	15.56 to 14.89	364,338	0.00%	7.37% to 6.34%
2005	0.80% to 1.75%	26,358	14.50 to 14.01	377,125	0.00%	11.80% to 10.74%
2004	0.80% to 1.75%	27,178	12.97 to 12.65	349,101	0.00%	14.51% to 13.41%

Federated IS - Prime Money Fund II Class (FVMM2)
2008	0.80% to 1.75%	137,581	11.19 to 10.50	1,500,928	2.51%	1.72% to 0.74%
2007	0.80% to 1.75%	121,288	11.00 to 10.42	1,309,756	5.06%	3.93% to 2.93%
2006	0.80% to 1.75%	130,030	10.58 to 10.13	1,356,996	4.71%	3.68% to 2.69%
2005	0.80% to 1.75%	132,318	10.21 to 9.86	1,336,281	2.44%	1.88% to 0.91%
2004	0.80% to 1.75%	191,079	10.02 to 9.77	1,900,805	0.37%	0.01% to -0.95%

Federated IS - Quality Bond Fund II - Primary Class (FQB)
2008	0.80% to 1.75%	93,787	11.31 to 10.61	1,033,116	4.95%	-8.03% to -8.91%
2007	0.80% to 1.75%	100,349	12.30 to 11.65	1,208,451	4.84%	4.54% to 3.53%
2006	0.80% to 1.75%	101,752	11.76 to 11.25	1,175,942	4.37%	3.32% to 2.34%
2005	0.80% to 1.75%	124,959	11.38 to 11.00	1,405,939	4.08%	0.49% to -0.47%
2004	0.80% to 1.75%	119,715	11.33 to 11.05	1,344,911	3.81%	2.79% to 1.81%

2008	Contract owners’ equity			$13,929,925
2007	Contract owners’ equity			$23,831,417
2006	Contract owners’ equity			$26,682,743
2005	Contract owners’ equity			$26,989,776
2004	Contract owners’ equity			$27,606,924
*	This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, contract maintenance charges, and contingent deferred sales charges, that result in direct reductions to the contractholder accounts through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. It does not include any expenses assessed through the redemption of units, the inclusion of which would result in a reduction of the total return presented.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-11:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-11 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2008, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2008, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

/s/    KPMG LLP

Columbus, Ohio

March 13, 2009